Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Current assets:
Cash and cash equivalents	$ 23,584,335	$ 21,546,386
Trade receivables, net	5,679,574	6,633,415
Related parties’ receivables	108,183	104,803
Recoverable taxes	858,924	404,922
Other receivables	469,155	563,590
Prepaid expenses	831,688	1,479,560
Inventory	10,203,810	12,791,311
Total current assets	41,735,669	43,523,987
Non-current related parties’ receivables	648,281	648,281
Non-current loans to related parties	1,169,930	1,105,063
Non-current inventory, net	1,519,929	1,488,819
Property, plant and equipment, net	17,953,857	16,782,893
Investments in financial instruments	1,461,865	1,758,605
Intangible assets and other non-current assets, net	2,298,081	2,325,255
Total of active not circulating	25,051,943	24,108,916
Total assets	66,787,612	67,632,903
Current liabilities:
Short-term debt	5,102	5,847
Accounts payable trade	7,443,227	9,410,419
Related parties payable	2,755,255	2,692,456
Other accounts payable and accrued liabilities	438,664	697,631
Payable tax	1,578,000	941,294
Income tax	750,639	1,405,994
Total current liabilities	12,970,887	15,153,641
Non-current liabilities:
Employee benefits	185,174	169,375
Deferred income tax	3,823,686	4,223,149
Other liabilities	2,400	92,362
Total Non-current liabilities	4,011,260	4,484,886
Total liabilities	16,982,147	19,638,527
Contingencies and Commitments
Stockholders’ equity:
Capital stock	2,832,268	2,832,268
Additional paid-in capital	4,575,233	4,575,233
Retained earnings	42,384,854	38,101,948
Reserve for repurchase and recoloration of shares	2,644,680	2,733,722
Accumulated Other comprehensive income (loss), net	(2,656,411)	(286,442)
Total controlling interest	49,780,624	47,956,729
Non-controlling interest	24,841	37,647
Total stockholders’ equity	49,805,465	47,994,376
Total liabilities and stockholders’ equity	$ 66,787,612	$ 67,632,903